SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
NOTE 14 - SUBSEQUENT EVENTS
In March 2021, the Company  filed a Registration Statement on Form F-1 to register 6,000,000 shares of the Company’s common shares in an effort to offer these shares to potential investors and raise fund as working capital. On April 19, 2021, the Company entered into certain securities purchase agreements with investors through a self-written public offering, pursuant to which the Company sold an aggregate of 6 million shares of its common stock, par value $0.001 per share, at a per share purchase price of $5 per share (the “Offering”). The net proceeds to the Company from such Offering was approximately $29.2 million.